Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Share	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2022	$ 67,969	$ 29,279,159	$ 2,439,535	$ 16,322,365	$ (1,666,705)	$ 46,442,323
Balance (in Shares) at Sep. 30, 2022	3,625,000
Net loss				(715,427)		(715,427)
Foreign currency translation adjustment					1,399,775	1,399,775
Balance at Mar. 31, 2023	$ 67,969	29,279,159	2,439,535	15,606,938	(266,930)	47,126,671
Balance (in Shares) at Mar. 31, 2023	3,625,000
Balance at Sep. 30, 2023	$ 67,969	29,279,159	2,439,535	10,159,304	(2,413,266)	$ 39,532,701
Balance (in Shares) at Sep. 30, 2023	3,625,000					3,625,000
Reverse share-split adjustment	$ 393	(393)
Reverse share-split adjustment (in Shares)	20,974
Net loss				(13,101,457)		(13,101,457)
Foreign currency translation adjustment					312,852	312,852
Balance at Mar. 31, 2024	$ 68,362	$ 29,278,766	$ 2,439,535	$ (2,942,153)	$ (2,100,414)	$ 26,744,096
Balance (in Shares) at Mar. 31, 2024	3,645,974					3,645,974